PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Furniture and fixtures		$ 910,169	$ 883,491
Computers, office equipment and software		1,754,737	1,759,659
Leasehold improvements		505,425	770,629
Property plant and equipment gross		3,170,331	3,413,779
Less: accumulated depreciation and amortization		(2,696,669)	(2,613,708)
Property plant and equipment net	$ 384,445	$ 473,662	$ 800,071